Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.7%
		Communication Services—2.2%
4,100	[1]	Alphabet, Inc., Class A	$ 618,813
850	[1]	Meta Platforms, Inc.	412,743
10,778	[1]	Pinterest, Inc.	373,673
1,244	[1]	Spotify Technology S.A.	328,292
800	[1]	Take-Two Interactive Software, Inc.	118,792
32,573	[1]	Universal Music Group	979,429
		TOTAL	2,831,742
		Consumer Discretionary—10.9%
3,700	[1]	Airbnb, Inc.	610,352
5,000	[1]	Alibaba Group Holding Ltd., ADR	361,800
9,333	[1]	Amazon.com, Inc.	1,683,487
7,660	[1,2]	Birkenstock Holding Ltd.	361,935
450	[1]	Chipotle Mexican Grill, Inc.	1,308,046
4,900	[1]	DoorDash, Inc.	674,828
15,400	[1]	DraftKings, Inc.	699,314
2,200	[1]	Five Below, Inc.	399,036
4,500	[1]	Floor & Decor Holdings, Inc.	583,290
1,980	[1]	Lululemon Athletica, Inc.	773,487
380	[1]	Mercadolibre, Inc.	574,545
7,176		Moncler S.p.A	535,397
8,600	[1]	On Holding AG	304,268
2,500	[1]	Planet Fitness, Inc.	156,575
51,500	[1]	Sportradar Group AG	599,460
5,350		TJX Cos., Inc.	542,597
10,450		Wingstop, Inc.	3,828,880
		TOTAL	13,997,297
		Consumer Staples—1.9%
1,560		Costco Wholesale Corp.	1,142,903
3,380	[1]	Maplebear, Inc.	126,040
12,500		Philip Morris International, Inc.	1,145,250
		TOTAL	2,414,193
		Energy—1.8%
3,300		Cheniere Energy, Inc.	532,224
59,100		New Fortress Energy, Inc.	1,807,869
		TOTAL	2,340,093
		Financials—9.8%
18,740		Apollo Global Management, Inc.	2,107,313
1,485		BlackRock, Inc.	1,238,045
173,500	[1]	Blue Owl Capital, Inc.	3,272,210
26,900		FinecoBank Banca Fineco SPA	402,823
17,400		Hamilton Lane, Inc.	1,962,024
11,600		London Stock Exchange Group PLC	1,389,433
1,240		MSCI, Inc., Class A	694,958
2,400		S&P Global, Inc.	1,021,080
19,052	[1]	Toast, Inc.	474,776
		TOTAL	12,562,662
		Health Care—32.9%
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
2,200	[1]	Alnylam Pharmaceuticals, Inc.	328,790

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
17,100	[1]	Amphastar Pharmaceuticals, Inc.	$ 750,861
61,472	[1]	Arcturus Therapeutics Holdings, Inc.	2,075,909
12,500	[1]	Argenx SE	4,933,833
1,800		AstraZeneca PLC	242,354
120,600	[1]	aTyr Pharma, Inc.	235,170
4,995	[1]	Boston Scientific Corp.	342,108
7,369	[1]	Century Therapeutics, Inc.	30,802
56,475	[1,3]	Contra Akouos, Inc., Rights	44,615
4,606	[1]	CRISPR Therapeutics AG	313,945
7,823		Danaher Corp.	1,953,560
18,800	[1]	Dexcom, Inc.	2,607,560
77,100	[1]	Dynavax Technologies Corp.	956,811
11,716	[1]	Dyne Therapeutics, Inc.	332,617
9,135	[1]	EDAP TMS S.A., ADR	67,142
1,250		Eli Lilly & Co.	972,450
17,822	[1]	Fusion Pharmaceuticals, Inc.	379,965
39,400	[1]	Fusion Pharmaceuticals, Inc.	840,008
104,689	[1]	Fusion Pharmaceuticals, Inc.	2,231,969
11,700	[1]	Guardant Health, Inc.	241,371
60,400	[1]	IDEAYA Biosciences, Inc.	2,650,352
750	[1]	IDEXX Laboratories, Inc.	404,948
5,200	[1]	Inspire Medical Systems, Inc.	1,116,908
3,500	[1]	Insulet Corp.	599,900
24,700	[1]	Intellia Therapeutics, Inc.	679,497
2,680	[1]	Intuitive Surgical, Inc.	1,069,561
4,307	[1,3]	Laronde, Inc.	103,606
19,560	[1]	Legend Biotech Corp., ADR	1,097,120
18,800	[1]	Merus NV	846,564
17,225	[1]	Minerva Neurosciences, Inc.	44,441
4,050	[1]	Minerva Neurosciences, Inc.	10,449
13,900	[1]	Moonlake Immunotherapeutics	698,197
8,500	[1]	Natera, Inc.	777,410
6,775		Novo Nordisk A/S	867,850
111,000	[1,3]	Orchard Therapeutics PLC, Rights	7,770
35,326	[1]	Regulus Therapeutics, Inc.	101,739
15,752	[1]	Regulus Therapeutics, Inc.	45,366
122,076	[1,3]	Regulus Therapeutics, Inc.	316,421
4,000	[1]	Repligen Corp.	735,680
84,174	[1]	Rezolute, Inc.	214,644
21,000	[1]	Rhythm Pharmaceuticals, Inc.	909,930
6,275	[1]	Sarepta Therapeutics, Inc.	812,361
31,700	[1]	Scynexis, Inc.	46,599
27,822	[1]	Structure Therapeutics, Inc., ADR	1,192,451
1,500		Stryker Corp.	536,805
7,355	[1]	Summit Therapeutics, Inc.	30,450
5,380	[1]	Syndax Pharmaceuticals, Inc.	128,044
12,300	[1]	Tela Bio, Inc.	69,741
23,180	[1]	Ultragenyx Pharmaceutical, Inc.	1,082,274
1,275		UnitedHealth Group, Inc.	630,743
2,200	[1]	Vaxcyte, Inc.	150,282
5,400	[1]	Veeva Systems, Inc.	1,251,126
28,600	[1]	Verona Pharma PLC, ADR	460,174
54,200	[1]	Verve Therapeutics, Inc.	719,776
9,900	[1]	Xenon Pharmaceuticals, Inc.	426,195

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
8,175	[1]	Zealand Pharma AS	$ 810,986
23,700	[1]	Zentalis Pharmaceuticals, Inc.	373,512
		TOTAL	42,027,917
		Industrials—13.0%
408	[1]	Axon Enterprise, Inc.	127,655
2,150		Comfort Systems USA, Inc.	683,076
2,300	[1]	Copart, Inc.	133,216
7,170		Eaton Corp. PLC	2,241,916
8,200		General Electric Co.	1,439,346
5,200	[1]	GXO Logistics, Inc.	279,552
9,325		HEICO Corp.	1,781,075
2,326		Old Dominion Freight Lines, Inc.	510,115
10,850		Quanta Services, Inc.	2,818,830
6,740		Trane Technologies PLC	2,023,348
9,500	[1]	Uber Technologies, Inc.	731,405
15,600	[1]	Veralto Corp.	1,383,096
5,270		Vertiv Holdings Co.	430,401
11,280		Wabtec Corp.	1,643,270
2,998		Xylem, Inc.	387,462
		TOTAL	16,613,763
		Information Technology—15.8%
825	[1]	Adobe, Inc.	416,295
4,600	[1]	Advanced Micro Devices, Inc.	830,254
2,643	[1]	ARM Holdings PLC, ADR	330,349
5,150	[1]	Crowdstrike Holdings, Inc.	1,651,038
1,800	[1]	Cyber Ark Software Ltd.	478,134
7,800	[1]	Datadog, Inc.	964,080
20,100	[1]	DoubleVerify Holdings, Inc.	706,716
22,300	[1]	HashiCorp, Inc.	600,985
600	[1]	HubSpot, Inc.	375,936
29,200	[1]	Klaviyo, Inc.	744,016
2,325		Microsoft Corp.	978,174
2,010		Motorola Solutions, Inc.	713,510
1,075		NVIDIA Corp.	971,327
4,630	[1]	Palo Alto Networks, Inc.	1,315,522
3,047	[1]	Procore Technologies, Inc.	250,372
5,600	[1]	Q2 Holdings, Inc.	294,336
3,400	[1]	Salesforce, Inc.	1,024,012
4,100	[1]	SentinelOne, Inc.	95,571
3,270	[1]	ServiceNow, Inc.	2,493,048
17,700	[1]	Shopify, Inc.	1,365,909
5,320	[1]	Smartsheet, Inc.	204,820
2,000	[1]	Snowflake, Inc.	323,200
1,250	[1]	SPS Commerce, Inc.	231,125
3,752		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	510,460
2,244	[1]	Tyler Technologies, Inc.	953,722
5,100	[1]	Workday, Inc.	1,391,025
		TOTAL	20,213,936
		Materials—4.4%
20,065		Agnico Eagle Mines Ltd.	1,196,877
12,500	[1]	ATI, Inc.	639,625
25,473		Barrick Gold Corp.	423,871
1,398		Martin Marietta Materials	858,288
17,700		Newmont Corp.	634,368

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
5,250		Sherwin-Williams Co.	$ 1,823,483
		TOTAL	5,576,512
		Real Estate—4.8%
25,159		Americold Realty Trust, Inc.	626,962
27,500	[1]	CoStar Group, Inc.	2,656,500
6,200		Gaming and Leisure Properties, Inc.	285,634
16,800		Healthpeak Properties, Inc.	315,000
5,000		ProLogis, Inc.	651,100
4,640		Ryman Hospitality Properties, Inc.	536,431
37,800		VICI Properties, Inc.	1,126,062
		TOTAL	6,197,689
		Utilities—1.2%
5,000		American Electric Power Co., Inc.	430,500
6,200		Duke Energy Corp.	599,602
7,455		NextEra Energy, Inc.	476,449
		TOTAL	1,506,551
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,239,855)	126,282,355
		PREFERRED STOCKS—1.0%
		Health Care—0.8%
53,840	[3]	CeQur S.A.	243,944
32,229		Regulus Therapeutics, Inc.	92,819
1,382		Regulus Therapeutics, Inc.	398,016
880	[3]	Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	228,096
		TOTAL	962,875
		Industrials—0.2%
10,000		FTAI Aviation Ltd.	252,700
		Real Estate—0.0%
2,081		Rexford Industrial Realty, Inc., 5.875%	46,573
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $971,382)	1,262,148
		CORPORATE BONDS—0.2%
		Consumer Discretionary—0.2%
$200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	198,602
		Health Care—0.0%
25,200	[3]	CeQur S.A., Conv. Bond, 0.000%, 6/30/2034	27,942
		TOTAL CORPORATE BONDS (IDENTIFIED COST $225,344)	226,544
		WARRANTS—0.1%
		Health Care—0.1%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants Expiration Date 2/8/2024	0
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	13,545
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	2,743
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	3,570
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	114,627
26,500	[1]	Scynexis, Inc., Warrants Expiration Date 5/21/2024	0
644	[1]	Scynexis, Inc., Warrants Expiration Date 3/26/2029	591
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	77,910
		TOTAL WARRANTS (IDENTIFIED COST $563,503)	212,986

Shares or Principal Amount		Value
	INVESTMENT COMPANY—0.3%
363,984	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4] (IDENTIFIED COST $363,984)	$363,984
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $72,364,068)	128,348,017
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(422,972)
	TOTAL NET ASSETS—100%	$127,925,045
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2024, were as follows:
Affiliated	Value as of 12/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 3/31/2024	Shares Held as of 3/31/2024	Dividend Income*
Health Care:
Amphastar Pharmaceuticals, Inc.**	$1,799,835	$—	$(646,794)	$(775,681)	$373,501	$750,861	17,100	$—
Arcturus Therapeutics Holdings, Inc.	$1,969,868	$—	$(34,050)	$159,254	$(19,163)	$2,075,909	61,472	$—
aTyr Pharma, Inc.	$170,046	$—	$—	$65,124	$—	$235,170	120,600	$—
Dynavax Technologies Corp.	$1,955,802	$—	$(806,706)	$(686,309)	$494,024	$956,811	77,100	$—
Fusion Pharmaceuticals, Inc.	$171,269	$—	$—	$208,696	$—	$379,965	17,822	$—
Fusion Pharmaceuticals, Inc.	$378,634	$—	$—	$461,374	$—	$840,008	39,400	$—
Fusion Pharmaceuticals, Inc.	$1,006,061	$—	$—	$1,225,908	$—	$2,231,969	104,689	$—
IDEAYA Biosciences, Inc.	$1,586,868	$667,019	$(85,717)	$468,772	$13,410	$2,650,352	60,400	$—
Merus NV**	$992,365	$—	$(628,033)	$207,364	$274,868	$846,564	18,800	$—
Minerva Neurosciences, Inc.	$105,934	$—	$—	$(61,493)	$—	$44,441	17,225	$—
Minerva Neurosciences, Inc.	$24,908	$—	$—	$(14,459)	$—	$10,449	4,050	$—
Minerva Neurosciences, Inc., Warrants Expira- tion Date 12/31/2099	$32,287	$—	$—	$(18,742)	$—	$13,545	5,250	$—
Regulus Therapeutics, Inc.	$41,253	$—	$—	$51,566	$—	$92,819	32,229	$—
Regulus Therapeutics, Inc.	$45,217	$—	$—	$56,522	$—	$101,739	35,326	$—
Regulus Therapeutics, Inc.	$176,896	$—	$—	$221,120	$—	$398,016	1,382	$—
Regulus Therapeutics, Inc.	$20,163	$—	$—	$25,203	$—	$45,366	15,752	$—
Regulus Therapeutics, Inc.	$—	$195,322	$—	$121,099	$—	$316,421	122,076	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$—	$140,800	$—	$87,296	$—	$228,096	880	$—
Rezolute, Inc.	$83,543	$—	$—	$131,101	$—	$214,644	84,174	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$397	$—	$—	$2,346	$—	$2,743	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$1,390	$—	$—	$2,180	$—	$3,570	1,400	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$44,615	$—	$—	$70,012	$—	$114,627	44,952	$—
Scynexis, Inc.	$70,691	$—	$—	$(24,092)	$—	$46,599	31,700	$—
Scynexis, Inc., Warrants Expiration Date 5/21/2024	$204	$—	$—	$(204)	$—	$—	26,500	$—
Scynexis, Inc., Warrants Expiration Date 3/26/2029	$1,014	$—	$—	$(423)	$—	$591	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$118,190	$—	$—	$(40,280)	$—	$77,910	53,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$10,797,450	$1,003,141	$(2,201,300)	$1,943,254	$1,136,640	$12,679,185	999,619	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At March 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$363,984	$358,297

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$99,513,261	$—	$590,847	$100,104,108
International	16,008,372	10,162,105	7,770	26,178,247
Preferred Stocks
Domestic	139,392	398,016	228,096	765,504
International	252,700	—	243,944	496,644
Debt Securities:
Corporate Bonds	—	198,602	27,942	226,544
Warrants	131,742	81,244	—	212,986
Investment Company	363,984	—	—	363,984
TOTAL SECURITIES	$116,409,451	$10,839,967	$1,098,599	$128,348,017

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
PLC	—Public Limited Company